Segment Information	12 Months Ended
Dec. 31, 2015
Segment Information [Abstract]
Segment Information

Note 17 – Segment Information

The Company has ten operating segments and one reportable segment.  The Regulated segment, the Company’s single reportable segment, is comprised of eight operating segments representing our water and wastewater regulated utility companies which are organized by the states where we provide water and wastewater services.  These operating segments are aggregated into one reportable segment since each of these operating segments has the following similarities: economic characteristics, nature of services, production processes, customers, water distribution or wastewater collection methods, and the nature of the regulatory environment.

Two operating segments are included within the Other category below.  These segments are not quantitatively significant and are comprised of Aqua Resources and Aqua Infrastructure.  In addition to these segments, Other is comprised of other business activities not included in the reportable segment, including corporate costs that have not been allocated to the Regulated segment and intersegment eliminations.  Corporate costs include general and administrative expenses, and interest expense.

The following table presents information about the Company’s reportable segment:

		2015			2014
		Other and			Other and
	Regulated	Eliminations	Consolidated	Regulated	Eliminations	Consolidated
Operating revenues	$779,613	$34,591	$814,204	$756,057	$23,846	$779,903
Operations and maintenance expense	282,866	26,444	309,310	274,754	13,802	288,556
Depreciation	125,146	144	125,290	122,728	326	123,054
Operating income	315,876	5,224	321,100	305,333	9,026	314,359
Interest expense, net	72,703	3,833	76,536	72,106	4,291	76,397
Allowance for funds used during construction	(6,219)	-	(6,219)	(5,134)	-	(5,134)
Equity loss in joint venture	-	35,177	35,177	-	3,989	3,989
Income tax (benefit)	26,379	(11,417)	14,962	24,792	427	25,219
Income (loss) from continuing operations	224,122	(22,332)	201,790	213,890	(6)	213,884
Capital expenditures	363,594	1,095	364,689	325,943	2,662	328,605
Total assets	5,564,089	176,949	5,741,038	5,195,191	211,561	5,406,752
Goodwill	27,246	6,620	33,866	24,564	6,620	31,184

		2013
		Other and
	Regulated	Eliminations	Consolidated
Operating revenues	$744,527	$17,366	$761,893
Operations and maintenance expense	269,804	13,757	283,561
Depreciation	118,592	(178)	118,414
Operating income	300,779	883	301,662
Interest expense, net	70,835	6,481	77,316
Allowance for funds used during construction	(2,275)	-	(2,275)
Equity loss in joint venture	-	2,665	2,665
Income tax (benefit)	24,911	(3,678)	21,233
Income (loss) from continuing operations	207,509	(4,638)	202,871
Capital expenditures	307,032	876	307,908
Total assets	4,893,573	158,244	5,051,817
Goodwill	24,102	4,121	28,223